Interest (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt	$ 509	$ 460	$ 474
Athlon Energy Inc [Member]
Debt	$ 125